Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	156.80%	3.90%	4.40%
Changes to unrecognized tax benefits	42.50%	(5.70%)	(0.30%)
Excess executive compensation	14.00%	(1.80%)	(9.80%)
Meals and entertainment disallowance	16.00%	(0.20%)	(0.60%)
Research Tax Credits	(63.40%)	7.40%
Joint venture net loss allocation	657.80%
Change in valuation allowance	248.50%
Other, net	1.70%	(0.40%)	(0.80%)
Effective income tax rate	1108.90%	38.20%	27.90%